SCHEDULE OF REMUNERATION OF DIRECTORS AND KEY MANAGEMENT PERSONNEL (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Notes and other explanatory information [abstract]
Salaries, consulting and directors’ fees	$ 571,715	$ 391,774	$ 1,401,515	$ 1,175,421
Share-based payments		41,069		194,308
Total	$ 571,715	$ 432,843	$ 1,401,515	$ 1,369,729